Document and Entity Information	0 Months Ended
May 08, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 08, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	May 08, 2015
Document Effective Date	May 08, 2015
Prospectus Date	May 08, 2015